Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 239	$ 250	$ 372
Receivables, net	638	678	515
Other current assets	312	379	302
Total Current Assets Before Fiduciary Assets	1,189	1,307	1,189
Fiduciary assets	1,387	1,509	1,280
Total Current Assets	2,576	2,816	2,469
Goodwill	3,680	3,679	3,638
Intangible assets, net	3,793	3,872	4,170
Fixed assets, net	342	320	236
Deferred tax assets, net	11	6	3
Other assets	515	542	472
Total Assets	10,917	11,235	10,988
Current Liabilities
Accounts payable and accrued liabilities	392	508	406
Current portion of long-term debt, net	25	31	38
Other current liabilities	335	300	401
Total Current Liabilities Before Fiduciary Liabilities	752	839	845
Fiduciary liabilities	1,387	1,509	1,280
Total Current Liabilities	2,139	2,348	2,125
Deferred tax liabilities	34	60	36
Long-term debt, net	2,791	2,792	2,830
Long-term tax receivable agreement	594	568	581
Financial instruments	122	97	135
Other liabilities	270	281	353
Total Liabilities	5,950	6,146	6,060
Commitments and Contingencies
Stockholders' Equity
Preferred stock at $0.0001 par value: 1,000,000 shares authorized, none issued and outstanding
Treasury stock, at cost	(22)	(12)
Additional paid-in-capital	4,690	4,514	4,228
Retained deficit	(226)	(158)	(96)
Accumulated other comprehensive loss	81	95	8
Total Alight, Inc. Stockholders' Equity	4,523	4,439	4,140
Noncontrolling interest	444	650	788
Total Stockholders' Equity	4,967	5,089	4,928
Total Liabilities and Stockholders' Equity	10,917	11,235	10,988
Class A Common Stock
Stockholders' Equity
Common stock
Class B Common Stock
Stockholders' Equity
Common stock
Class V Common Stock
Stockholders' Equity
Common stock
Class Z Common Stock
Stockholders' Equity
Common stock